Summary of Significant Accounting Policies (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 001
EBP, Accounting Policy [Line Items]
Cash and cash equivalents invested	$ 1,016,360	$ 146,536